JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 17, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the JPMorgan Global Bond Opportunities Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Fund do not differ from the prospectuses contained in the Post-Effective Amendment No. 331 (Amendment No. 332 under the Investment Company Act of 1940) filed electronically on March 13, 2014.

If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary